Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net consisted of the following:
	As of March 31,
	2023	2024
	$	$
At cost:
Machinery and equipment	11,149	11,036
Furniture and fixtures	79	79
Leasehold improvements	822	816
Motor vehicles	163	151

Total	12,213	12,082
Less: Accumulated depreciation and impairment	(11,812)	(11,747)
Less: Impairment loss	-	(335)

Property, plant and equipment, net	401	-